UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1400

Fidelity Contrafund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor New Insights Fund
Class A
Class T
Class B
Class C
Institutional Class

September 30, 2011

1.808768.107

ANIF-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.5%
Auto Components - 0.2%
Autoliv, Inc.	57,600	$ 2,794
Gentex Corp.	644,900	15,510
TRW Automotive Holdings Corp. (a)	430,900	14,103
		32,407
Automobiles - 0.4%
Hyundai Motor Co.	209,782	36,579
Tesla Motors, Inc. (a)(d)	769,500	18,768
		55,347
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	375,544	4,832
Kroton Educacional SA unit (a)	368,900	3,520
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,109,200	25,478
Weight Watchers International, Inc.	261,600	15,238
		49,068
Hotels, Restaurants & Leisure - 6.5%
Ajisen (China) Holdings Ltd.	2,941,000	3,364
Arcos Dorados Holdings, Inc.	705,600	16,363
Buffalo Wild Wings, Inc. (a)	213,667	12,777
Chipotle Mexican Grill, Inc. (a)	583,428	176,750
Ctrip.com International Ltd. sponsored ADR (a)	302,900	9,741
Dunkin' Brands Group, Inc. (a)(d)	503,000	13,933
Galaxy Entertainment Group Ltd. (a)	8,197,000	11,909
Hyatt Hotels Corp. Class A (a)	48,800	1,531
InterContinental Hotel Group PLC	50,500	819
Las Vegas Sands Corp. (a)	894,322	34,288
Little Sheep Group Ltd.	3,289,000	2,361
McDonald's Corp.	5,191,752	455,940
Paradise Co. Ltd.	310,061	2,160
Red Robin Gourmet Burgers, Inc. (a)	96,200	2,317
Shangri-La Asia Ltd.	672,000	1,285
Starbucks Corp.	2,999,182	111,839
Tim Hortons, Inc.	34,100	1,578
Tim Hortons, Inc. (Canada)	2,742,700	127,441
Wyndham Worldwide Corp.	110,400	3,148
Wynn Resorts Ltd.	250,400	28,816
		1,018,360
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
SodaStream International Ltd.	145,200	$ 4,799
Tempur-Pedic International, Inc. (a)	571,525	30,068
		34,867
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (a)	1,560,000	337,319
ASOS PLC (a)	445,581	10,585
HomeAway, Inc. (d)	44,400	1,493
Liberty Media Corp. Interactive Series A (a)	306,300	4,524
Netflix, Inc. (a)	24,200	2,738
Ocado Group PLC (a)(d)	4,956,900	7,306
Priceline.com, Inc. (a)	271,800	122,163
Start Today Co. Ltd.	150,400	3,259
		489,387
Leisure Equipment & Products - 0.0%
Mattel, Inc.	186,200	4,821
Polaris Industries, Inc.	31,600	1,579
		6,400
Media - 3.1%
DIRECTV (a)	1,300,156	54,932
Discovery Communications, Inc. (a)	3,523,800	132,565
Legend Pictures LLC (a)(g)(h)	5,533	4,150
Liberty Media Corp. Capital Series A (a)	127,132	8,406
Naspers Ltd. Class N	15,928	692
Scripps Networks Interactive, Inc. Class A	877,300	32,609
The Walt Disney Co.	8,436,280	254,438
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	2,267	850
		488,642
Multiline Retail - 1.2%
Dollar General Corp. (a)	134,400	5,075
Dollar Tree, Inc. (a)	2,163,309	162,486
Dollarama, Inc.	285,400	9,883
Dollarama, Inc. (a)(f)	229,600	7,950
Macy's, Inc.	247,900	6,525
Maoye International Holdings Ltd.	3,353,000	693
Marisa Lojas SA	208,500	2,404
Springland International Holdings Ltd.	83,000	54
		195,070
Specialty Retail - 3.3%
AutoZone, Inc. (a)	87,100	27,801
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Bed Bath & Beyond, Inc. (a)	1,503,400	$ 86,160
Belle International Holdings Ltd.	1,583,000	2,729
Cia.Hering SA	75,500	1,261
Dick's Sporting Goods, Inc. (a)	178,100	5,959
DSW, Inc. Class A	43,569	2,012
Foschini Ltd.	267,100	2,808
GNC Holdings, Inc.	293,700	5,909
L'Occitane Ltd. (a)	1,312,000	2,643
Limited Brands, Inc.	482,500	18,581
O'Reilly Automotive, Inc. (a)	253,000	16,857
Penske Automotive Group, Inc.	139,700	2,235
Ross Stores, Inc.	982,450	77,309
Sa Sa International Holdings Ltd.	2,074,000	1,230
Sally Beauty Holdings, Inc. (a)	196,546	3,263
TJX Companies, Inc.	4,310,500	239,103
Tractor Supply Co.	33,400	2,089
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	214,602	13,355
Vitamin Shoppe, Inc. (a)	292,435	10,949
		522,253
Textiles, Apparel & Luxury Goods - 2.2%
Arezzo Industria e Comercio SA	44,000	444
Burberry Group PLC	1,578,800	28,910
China Hongxing Sports Ltd.	6,000,000	528
Deckers Outdoor Corp. (a)	100	9
Hanesbrands, Inc. (a)	116,800	2,921
lululemon athletica, Inc. (a)	154,000	7,492
NIKE, Inc. Class B	2,551,800	218,204
PVH Corp.	123,216	7,176
Ralph Lauren Corp.	169,951	22,043
Under Armour, Inc. Class A (sub. vtg.) (a)	337,000	22,380
Vera Bradley, Inc.	19,800	714
VF Corp.	251,800	30,599
		341,420
TOTAL CONSUMER DISCRETIONARY		3,233,221
CONSUMER STAPLES - 7.3%
Beverages - 2.9%
Anheuser-Busch InBev SA NV ADR	221,300	11,724
Coca-Cola Icecek AS	259,000	3,526
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
Dr Pepper Snapple Group, Inc.	376,300	$ 14,593
Hansen Natural Corp. (a)	56,400	4,923
The Coca-Cola Co.	6,295,987	425,357
Tsingtao Brewery Co. Ltd. (H Shares)	524,000	2,876
		462,999
Food & Staples Retailing - 0.7%
Bim Birlesik Magazalar A/S JSC	243,000	6,733
C.P. Seven Eleven PCL (For. Reg.)	1,145,300	1,745
Costco Wholesale Corp.	889,300	73,029
Droga Raia SA	241,000	3,293
Eurocash SA	170,900	1,223
Shoprite Holdings Ltd.	217,600	3,057
Wal-Mart Stores, Inc.	29,200	1,515
Whole Foods Market, Inc.	331,600	21,657
		112,252
Food Products - 1.4%
Diamond Foods, Inc. (d)	422,718	33,729
General Mills, Inc.	395,600	15,219
Green Mountain Coffee Roasters, Inc. (a)	557,700	51,833
Kraft Foods, Inc. Class A	236,800	7,952
Mead Johnson Nutrition Co. Class A	276,700	19,045
Orion Corp.	4,038	1,761
Shenguan Holdings Group Ltd.	1,866,000	947
Tingyi (Cayman Islands) Holding Corp.	5,628,000	13,796
TreeHouse Foods, Inc. (a)	686,993	42,484
Unilever PLC sponsored ADR (d)	94,400	2,944
Want Want China Holdings Ltd.	30,156,000	27,311
		217,021
Household Products - 1.4%
Colgate-Palmolive Co.	2,394,200	212,318
Kimberly-Clark Corp.	167,400	11,887
Procter & Gamble Co.	6,867	434
		224,639
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	1,311,200	115,176
Hengan International Group Co. Ltd.	183,500	1,466
Nu Skin Enterprises, Inc. Class A	72,900	2,954
		119,596
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.1%
Philip Morris International, Inc.	123,239	$ 7,688
TOTAL CONSUMER STAPLES		1,144,195
ENERGY - 6.7%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	2,053,000	122,626
Weatherford International Ltd. (a)	72,848	889
		123,515
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	2,227,800	140,463
Apache Corp.	355,761	28,546
Baytex Energy Corp. (d)	29,600	1,237
BG Group PLC	730,939	14,154
Birchcliff Energy Ltd. (a)	1,304,400	12,667
Canadian Natural Resources Ltd.	819,800	24,063
Celtic Exploration Ltd. (a)	143,100	3,081
CNOOC Ltd. sponsored ADR (d)	49,500	7,935
Concho Resources, Inc. (a)	1,127,180	80,188
Continental Resources, Inc. (a)	723,100	34,976
El Paso Corp.	85,100	1,488
EOG Resources, Inc.	444,800	31,585
GoviEx Uranium, Inc. (a)(h)	3,477,000	8,693
Gran Tierra Energy, Inc. (Canada) (a)	156,200	741
Ivanhoe Energy, Inc. (f)	772,500	833
Kodiak Oil & Gas Corp. (a)(d)	724,500	3,775
Kosmos Energy Ltd.	669,300	7,838
Noble Energy, Inc.	3,717,100	263,171
Oasis Petroleum, Inc. (a)	213,352	4,764
Occidental Petroleum Corp.	2,050,400	146,604
OGX Petroleo e Gas Participacoes SA (a)	406,900	2,488
Painted Pony Petroleum Ltd. Class A (a)	648,231	6,783
QEP Resources, Inc.	476,300	12,893
Sable Mining Africa Ltd. (a)	38,756,373	6,498
Skope Energy, Inc. (f)	784,000	6,581
Southwestern Energy Co. (a)	36,300	1,210
Tourmaline Oil Corp. (a)	1,200,300	35,289
Tourmaline Oil Corp. (a)(f)	303,400	8,920
TransAtlantic Petroleum Ltd. (a)(f)	918,400	753
Tullow Oil PLC	760,500	15,527
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ultrapar Participacoes SA	570,000	$ 8,939
Williams Companies, Inc.	226,100	5,503
World Fuel Services Corp.	96,000	3,134
		931,320
TOTAL ENERGY		1,054,835
FINANCIALS - 7.1%
Capital Markets - 0.2%
BlackRock, Inc. Class A	150,500	22,276
Morgan Stanley	884,400	11,939
		34,215
Commercial Banks - 2.1%
Banco do Brasil SA	107,700	1,422
Bank of China Ltd. (H Shares)	4,955,000	1,532
Bank of Ireland (h)	74,831,644	7,720
Commonwealth Bank of Australia	35,632	1,550
First Republic Bank	156,000	3,613
HDFC Bank Ltd. sponsored ADR	223,500	6,515
Industrial & Commercial Bank of China Ltd. (H Shares)	5,015,000	2,422
Itau Unibanco Banco Multiplo SA sponsored ADR	1,726,600	26,797
M&T Bank Corp.	116,300	8,129
PT Bank Central Asia Tbk	7,269,500	6,301
Standard Chartered PLC (United Kingdom)	740,767	14,870
SVB Financial Group (a)	29,300	1,084
The Toronto-Dominion Bank	98,900	7,037
Wells Fargo & Co.	9,807,985	236,569
		325,561
Consumer Finance - 0.0%
American Express Co.	32,300	1,450
Credit Acceptance Corp. (a)	38,700	2,491
Discover Financial Services	91,000	2,088
		6,029
Diversified Financial Services - 0.8%
Citigroup, Inc.	3,010,570	77,131
JPMorgan Chase & Co.	1,592,314	47,960
MSCI, Inc. Class A (a)	64,761	1,964
NBH Holdings Corp. Class A (a)(f)	10,500	174
		127,229
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 3.6%
ACE Ltd.	346,800	$ 21,016
Admiral Group	1,677,600	33,048
AIA Group Ltd.	7,278,200	20,611
Berkshire Hathaway, Inc. Class A (a)	3,781	403,811
Fairfax Financial Holdings Ltd. (sub. vtg.)	34,700	13,300
MetLife, Inc.	321,000	8,991
The Chubb Corp.	1,028,300	61,688
The Travelers Companies, Inc.	182,500	8,893
		571,358
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	3,897,650	39,805
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	435,600	9,043
TOTAL FINANCIALS		1,113,240
HEALTH CARE - 9.8%
Biotechnology - 3.1%
Alexion Pharmaceuticals, Inc. (a)	1,265,400	81,062
Amarin Corp. PLC ADR (a)	852,000	7,838
Amgen, Inc.	179,600	9,869
Anthera Pharmaceuticals, Inc. (a)	60,400	288
ARIAD Pharmaceuticals, Inc. (a)	2,535,472	22,287
ArQule, Inc. (a)	934,336	4,718
AVEO Pharmaceuticals, Inc. (a)	240,900	3,707
Biogen Idec, Inc. (a)	1,539,900	143,442
BioMarin Pharmaceutical, Inc. (a)	131,900	4,204
Celgene Corp. (a)	181,300	11,226
Cepheid, Inc. (a)	100,600	3,906
Cubist Pharmaceuticals, Inc. (a)	88,500	3,126
Gilead Sciences, Inc. (a)	3,864,700	149,950
Incyte Corp. (a)(d)	399,800	5,585
Inhibitex, Inc. (a)	214,400	527
ONYX Pharmaceuticals, Inc. (a)	67,708	2,032
RXi Pharmaceuticals Corp. warrants 2/4/15 (a)	228,571	118
Targacept, Inc. (a)	1,215,200	18,228
Theravance, Inc. (a)	101,614	2,047
Vertex Pharmaceuticals, Inc. (a)	267,200	11,901
		486,061
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.8%
Baxter International, Inc.	31,100	$ 1,746
C. R. Bard, Inc.	44,499	3,895
Covidien PLC	224,700	9,909
Edwards Lifesciences Corp. (a)	291,397	20,771
Hill-Rom Holdings, Inc.	757,119	22,729
I-Pulse, Inc.	58,562	94
ICU Medical, Inc. (a)	122,800	4,519
Intuitive Surgical, Inc. (a)	77,500	28,232
Mako Surgical Corp. (a)	232,500	7,956
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	7,460,000	8,292
Sirona Dental Systems, Inc. (a)	161,800	6,862
Varian Medical Systems, Inc. (a)	145,200	7,574
Volcano Corp. (a)	160,933	4,768
		127,347
Health Care Providers & Services - 1.0%
Accretive Health, Inc. (a)	60,000	1,274
Aetna, Inc.	61,700	2,243
AmerisourceBergen Corp.	256,500	9,560
Cardinal Health, Inc.	464,900	19,470
HMS Holdings Corp. (a)	425,100	10,368
Humana, Inc.	156,500	11,382
McKesson Corp.	188,800	13,726
UnitedHealth Group, Inc.	1,762,300	81,277
Universal Health Services, Inc. Class B	247,600	8,418
Wellcare Health Plans, Inc. (a)	76,400	2,902
WellPoint, Inc.	49,500	3,231
		163,851
Health Care Technology - 0.9%
athenahealth, Inc. (a)	211,200	12,577
Cerner Corp. (a)	1,267,646	86,859
Quality Systems, Inc.	405,002	39,285
SXC Health Solutions Corp. (a)	29,600	1,651
		140,372
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc. (a)	740,200	23,131
Fluidigm Corp. (h)	112,607	1,569
Illumina, Inc. (a)	138,500	5,667
Luminex Corp. (a)	52,400	1,162
Mettler-Toledo International, Inc. (a)	748,900	104,816
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	54,400	$ 2,755
Waters Corp. (a)	884,300	66,756
		205,856
Pharmaceuticals - 2.7%
Abbott Laboratories	809,028	41,374
Allergan, Inc.	225,000	18,536
AstraZeneca PLC (United Kingdom)	58,471	2,595
Bayer AG	476,705	26,474
Bristol-Myers Squibb Co.	715,300	22,446
Endocyte, Inc.	75,700	802
Forest Laboratories, Inc. (a)	110,200	3,393
Jazz Pharmaceuticals, Inc. (a)	162,900	6,764
MAP Pharmaceuticals, Inc. (a)	599,800	8,769
Merck & Co., Inc.	317,100	10,372
Mylan, Inc. (a)	162,300	2,759
Novartis AG sponsored ADR	176,300	9,832
Novo Nordisk A/S Series B	804,320	80,215
Perrigo Co.	744,700	72,318
Piramal Healthcare Ltd.	7,377	53
Questcor Pharmaceuticals, Inc. (a)	500,000	13,630
Shire PLC	1,535,100	47,882
Valeant Pharmaceuticals International, Inc. (Canada)	821,706	30,617
ViroPharma, Inc. (a)	88,600	1,601
Watson Pharmaceuticals, Inc. (a)	299,400	20,434
		420,866
TOTAL HEALTH CARE		1,544,353
INDUSTRIALS - 4.9%
Aerospace & Defense - 0.1%
AeroVironment, Inc. (a)	97,700	2,750
Precision Castparts Corp.	66,800	10,385
TransDigm Group, Inc. (a)	88,500	7,228
		20,363
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	1,298,172	88,886
Expeditors International of Washington, Inc.	106,900	4,335
		93,221
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Aggreko PLC	207,912	$ 5,283
Edenred	328,900	7,905
KAR Auction Services, Inc. (a)	130,800	1,584
Stericycle, Inc. (a)	694,315	56,045
Swisher Hygiene, Inc.	1,395,310	5,651
Waste Connections, Inc.	476,600	16,119
		92,587
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	48,500	1,566
Electrical Equipment - 0.4%
Cooper Industries PLC Class A	182,045	8,396
Polypore International, Inc. (a)	440,563	24,901
Rockwell Automation, Inc.	29,800	1,669
Roper Industries, Inc.	412,100	28,398
Sensata Technologies Holding BV (a)	246,200	6,514
		69,878
Industrial Conglomerates - 0.8%
Danaher Corp.	3,059,454	128,314
Machinery - 0.4%
China Automation Group Ltd.	1,661,000	419
Cummins, Inc.	95,800	7,823
Deere & Co.	17,700	1,143
Dover Corp.	218,200	10,168
Graco, Inc.	144,300	4,926
Nordson Corp.	636,300	25,287
Pall Corp.	19,400	823
Rotork PLC	55,900	1,354
Westport Innovations, Inc. (a)	79,600	2,303
		54,246
Professional Services - 0.3%
Experian PLC	989,100	11,185
IHS, Inc. Class A (a)	257,995	19,301
Nielsen Holdings B.V. (a)	299,700	7,816
Qualicorp SA	736,000	5,478
		43,780
Road & Rail - 1.3%
Canadian National Railway Co.	1,012,300	67,625
CSX Corp.	2,787,600	52,044
Localiza Rent A Car SA	573,000	7,585
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	28,900	$ 1,763
Union Pacific Corp.	936,800	76,508
		205,525
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(f)	320,800	6,159
Class A (d)	416,800	8,003
Mills Estruturas e Servicos de Engenharia SA	252,000	2,586
Noble Group Ltd.	4,386,000	4,378
W.W. Grainger, Inc.	284,200	42,499
		63,625
TOTAL INDUSTRIALS		773,105
INFORMATION TECHNOLOGY - 29.2%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)	716,900	30,533
Aruba Networks, Inc. (a)	944,949	19,759
Calix Networks, Inc. (a)	310,334	2,421
Cisco Systems, Inc.	282,300	4,373
HTC Corp.	237,192	5,210
Motorola Solutions, Inc.	190,400	7,978
Polycom, Inc. (a)	1,192,000	21,897
QUALCOMM, Inc.	2,668,451	129,767
Riverbed Technology, Inc. (a)	828,000	16,527
		238,465
Computers & Peripherals - 9.1%
Apple, Inc. (a)	3,424,946	1,305,529
Dell, Inc. (a)	2,826,100	39,989
EMC Corp. (a)	3,370,100	70,738
NetApp, Inc. (a)	410,815	13,943
		1,430,199
Electronic Equipment & Components - 0.8%
Amphenol Corp. Class A	2,396,840	97,719
Arrow Electronics, Inc. (a)	188,600	5,239
IPG Photonics Corp. (a)	387,686	16,841
National Instruments Corp.	216,200	4,942
		124,741
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.5%
Active Network, Inc. (d)	220,552	$ 3,253
Baidu.com, Inc. sponsored ADR (a)	567,900	60,714
Blinkx PLC (a)	814,600	1,880
Constant Contact, Inc. (a)(d)	405,700	7,015
eBay, Inc. (a)	3,482,361	102,695
Equinix, Inc. (a)	14,200	1,261
Facebook, Inc. Class B (a)(h)	763,842	19,096
Google, Inc. Class A (a)	1,398,305	719,260
LinkedIn Corp. (a)(d)	59,000	4,607
LogMeIn, Inc. (a)	276,300	9,176
Marchex, Inc. Class B (d)	829,200	7,048
Mercadolibre, Inc. (d)	341,100	18,334
OpenTable, Inc. (a)(d)	239,000	10,996
RightNow Technologies, Inc. (a)	60,454	1,998
Stamps.com, Inc.	593,900	12,139
Tencent Holdings Ltd.	1,608,500	33,363
WebMD Health Corp. (a)	103,136	3,110
Yahoo!, Inc. (a)	423,900	5,579
Zillow, Inc. (a)(d)	21,400	585
		1,022,109
IT Services - 3.6%
Accenture PLC Class A	2,703,500	142,420
Alliance Data Systems Corp. (a)(d)	263,830	24,457
Atos Origin SA	29,623	1,293
Broadridge Financial Solutions, Inc.	73,100	1,472
CACI International, Inc. Class A (a)	135,000	6,742
Cognizant Technology Solutions Corp. Class A (a)	990,500	62,104
Fidelity National Information Services, Inc.	610,497	14,847
Fiserv, Inc. (a)	268,381	13,626
International Business Machines Corp.	307,000	53,734
MasterCard, Inc. Class A	280,200	88,868
ServiceSource International, Inc.	410,200	5,419
Visa, Inc. Class A	1,762,400	151,073
		566,055
Semiconductors & Semiconductor Equipment - 3.1%
Altera Corp.	2,596,000	81,852
Analog Devices, Inc.	789,500	24,672
ARM Holdings PLC sponsored ADR	3,435,300	87,600
ASML Holding NV	489,300	16,900
Atmel Corp. (a)	1,575,200	12,712
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Avago Technologies Ltd.	2,046,300	$ 67,057
Broadcom Corp. Class A	438,000	14,581
Cavium, Inc. (a)	70,600	1,907
Cymer, Inc. (a)	13,400	498
Cypress Semiconductor Corp.	287,400	4,302
GT Advanced Technologies, Inc. (a)(d)	513,600	3,605
KLA-Tencor Corp.	84,700	3,242
Lam Research Corp. (a)	85,000	3,228
Linear Technology Corp.	33,200	918
Maxim Integrated Products, Inc.	103,500	2,415
NVE Corp. (a)(d)(e)	398,000	24,143
NVIDIA Corp. (a)	383,300	4,791
NXP Semiconductors NV (a)	175,300	2,475
RF Micro Devices, Inc. (a)	995,900	6,314
Samsung Electronics Co. Ltd.	113,307	78,913
Skyworks Solutions, Inc. (a)	2,336,476	41,916
		484,041
Software - 4.6%
Activision Blizzard, Inc.	150,300	1,789
ANSYS, Inc. (a)	260,700	12,785
BMC Software, Inc. (a)	911,500	35,147
BroadSoft, Inc. (a)	28,000	850
Check Point Software Technologies Ltd. (a)	1,877,900	99,078
Citrix Systems, Inc. (a)	1,117,600	60,943
CommVault Systems, Inc. (a)	170,175	6,307
Fortinet, Inc. (a)	1,036,800	17,418
Informatica Corp. (a)	1,438,879	58,922
Intuit, Inc.	1,052,800	49,945
NetSuite, Inc. (a)(d)	69,400	1,874
Oracle Corp.	5,551,750	159,557
Pegasystems, Inc.	105,060	3,216
QLIK Technologies, Inc. (a)	228,400	4,947
Red Hat, Inc. (a)	350,000	14,791
Rovi Corp. (a)	678,900	29,179
salesforce.com, Inc. (a)	965,800	110,372
SolarWinds, Inc. (a)	145,700	3,208
Solera Holdings, Inc.	460,100	23,235
TIBCO Software, Inc. (a)	663,600	14,858
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Trion World Network, Inc. warrants 8/10/17 (a)(h)	18,952	$ 0
VMware, Inc. Class A (a)	302,100	24,283
		732,704
TOTAL INFORMATION TECHNOLOGY		4,598,314
MATERIALS - 5.6%
Chemicals - 0.3%
CF Industries Holdings, Inc.	62,300	7,687
CVR Partners LP	128,200	3,017
Ecolab, Inc. (d)	289,100	14,134
Monsanto Co.	24,300	1,459
Potash Corp. of Saskatchewan, Inc.	207,000	8,985
PPG Industries, Inc.	181,700	12,839
Praxair, Inc.	74,100	6,927
W.R. Grace & Co. (a)	25,400	846
		55,894
Containers & Packaging - 0.1%
Ball Corp.	181,500	5,630
Crown Holdings, Inc. (a)	81,800	2,504
Lock & Lock Co. Ltd. rights 10/26/11 (a)	2,310	7
Rock-Tenn Co. Class A	31,800	1,548
Silgan Holdings, Inc.	148,892	5,470
		15,159
Metals & Mining - 5.2%
Alacer Gold Corp. (a)	370,900	3,619
Alamos Gold, Inc.	114,600	1,722
Allied Nevada Gold Corp. (Canada) (a)	418,800	15,097
Altius Minerals Corp. (a)	1,500	15
AngloGold Ashanti Ltd. sponsored ADR	914,200	37,811
Aurizon Mines Ltd. (a)	446,900	2,281
Avion Gold Corp. (a)	7,936,000	15,216
B2Gold Corp. (a)	6,176,500	22,978
B2Gold Corp. (a)(f)	660,000	2,455
Dalradian Resources, Inc. (a)	883,300	1,508
Eldorado Gold Corp.	5,579,603	96,072
Extorre Gold Mines Ltd. (a)	1,425,700	8,337
Extorre Gold Mines Ltd. (a)(f)	128,900	754
Exxaro Resources Ltd.	47,900	1,011
Franco-Nevada Corp.	2,433,900	88,018
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Franco-Nevada Corp. warrants 6/16/17 (a)(f)	62,150	$ 388
Freeport-McMoRan Copper & Gold, Inc.	818,800	24,932
Gabriel Resources Ltd. (a)	467,000	2,588
Goldcorp, Inc.	3,002,901	137,699
Ivanhoe Australia Ltd. (a)	607,013	557
Ivanhoe Mines Ltd. (a)	4,808,155	66,277
Kinross Gold Corp. warrants 9/17/14 (a)	132,322	308
Kirkland Lake Gold, Inc. (a)	141,000	2,285
Medusa Mining Ltd.	2,928,411	19,176
New Gold, Inc. (a)	2,994,000	30,902
Newcrest Mining Ltd.	5,167,081	170,392
Osisko Mining Corp. (a)	929,600	11,767
Pilot Gold, Inc. (a)	4,475	5
Premier Gold Mines Ltd. (a)	132,800	699
Rainy River Resources Ltd. (a)	820,800	5,089
Randgold Resources Ltd. sponsored ADR	148,622	14,375
Royal Gold, Inc. (d)	155,000	9,929
SEMAFO, Inc. (a)	701,900	5,792
Tahoe Resources, Inc. (a)(f)	1,074,200	15,473
Tigray Resources, Inc.	209,960	232
Torex Gold Resources, Inc. (a)(d)	1,000,000	1,240
		816,999
TOTAL MATERIALS		888,052
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Telecomunicacoes de Sao Paulo SA sponsored ADR	849,975	22,482
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	1,248,400	67,164
Millicom International Cellular SA (depositary receipt)	63,600	6,398
TIM Participacoes SA sponsored ADR	801,619	18,886
		92,448
TOTAL TELECOMMUNICATION SERVICES		114,930
UTILITIES - 0.2%
Electric Utilities - 0.0%
Southern Co.	80,900	3,428
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - 0.1%
ONEOK, Inc.	124,700	$ 8,235
Multi-Utilities - 0.1%
Consolidated Edison, Inc.	88,800	5,063
YTL Corp. Bhd	18,974,550	7,844
		12,907
TOTAL UTILITIES		24,570
TOTAL COMMON STOCKS (Cost $11,818,068)		14,488,815
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Groupon, Inc. Series G (a)(h)	539,680	17,048
Media - 0.1%
Zynga Game Network, Inc. (a)(h)	1,265,654	17,756
TOTAL CONSUMER DISCRETIONARY		34,804
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Light Sciences Oncology, Inc. (a)(h)	463,700	3,881
Light Sciences Oncology, Inc. Series B (a)(h)	1,792,115	15,000
		18,881
Health Care Equipment & Supplies - 0.0%
superDimension Ltd.:
Series D, 6.00% (a)(h)	91,600	1,963
Series E, 6.00% (h)	6,622	142
superDimension Ltd. warrants 6/16/20 (a)(h)	1,656	0
		2,105
Pharmaceuticals - 0.2%
Kythera Biopharmaceuticals, Inc. (a)(h)	3,803,655	20,000
TOTAL HEALTH CARE		40,986
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Digg, Inc. Series C, 8.00% (a)(h)	64,821	$ 159
Ning, Inc. Series D 8.00% (a)(h)	541,260	3,191
		3,350
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(h)	602,295	2,578
Series C-1, 8.00% (a)(h)	47,380	203
		2,781
TOTAL INFORMATION TECHNOLOGY		6,131
TOTAL CONVERTIBLE PREFERRED STOCKS		81,921
Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen AG	11,534	1,546
TOTAL PREFERRED STOCKS (Cost $85,103)		83,467
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19 (Cost $1,690)	$ 1,849	1,609
Notes - 0.0%
Principal Amount (000s)	Value (000s)
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Light Sciences Oncology, Inc. convertible note
15% 11/4/11 (h)(i) (Cost $3,210)	$ 3,210	$ 3,210
Money Market Funds - 8.6%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	1,223,267,502	1,223,268
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	131,894,406	131,894
TOTAL MONEY MARKET FUNDS (Cost $1,355,162)		1,355,162
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $13,263,233)		15,932,263
NET OTHER ASSETS (LIABILITIES) - (1.2)%		(186,087)
NET ASSETS - 100%		$ 15,746,176
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,440,000 or 0.3% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $127,209,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Bank of Ireland	7/29/11	$ 10,752
Digg, Inc. Series C, 8.00%	9/23/08	$ 683
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 19,101
Fluidigm Corp.	10/9/07 - 1/6/11	$ 1,992
GoviEx Uranium, Inc.	9/28/07 - 4/6/10	$ 7,499
Groupon, Inc. Series G	12/17/10	$ 17,048
Kythera Biopharmaceuticals, Inc.	8/30/11	$ 20,000
Legend Pictures LLC	9/23/10	$ 4,150
Light Sciences Oncology, Inc.	7/9/08	$ 3,881
Security	Acquisition Date	Acquisition Cost (000s)
Light Sciences Oncology, Inc. convertible note 15% 11/4/11	5/4/10 - 6/6/11	$ 3,210
Light Sciences Oncology, Inc. Series B	4/4/07	$ 15,000
Ning, Inc. Series D 8.00%	3/19/08	$ 3,870
superDimension Ltd. warrants 6/16/20	6/15/10	$ 0
superDimension Ltd. Series D, 6.00%	2/27/08 - 5/22/08	$ 1,963
superDimension Ltd. Series E, 6.00%	6/15/10	$ 142
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 3,307
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 260
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 2,267
Zynga Game Network, Inc.	2/18/11	$ 17,756
(i) Includes a facility warrant
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,250
Fidelity Securities Lending Cash Central Fund	1,116
Total	$ 2,366
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
NVE Corp.	$ -	$ 24,180	$ -	$ -	$ 24,143
Sable Mining Africa Ltd.	26,460	-	10,029	-	-
Total	$ 26,460	$ 24,180	$ 10,029	$ -	$ 24,143
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,269,571	$ 3,160,154	$ 69,085	$ 40,332
Consumer Staples	1,144,195	1,094,293	49,902	-
Energy	1,054,835	1,046,142	-	8,693
Financials	1,113,240	1,080,650	32,590	-
Health Care	1,585,339	1,405,104	139,155	41,080
Industrials	773,105	768,308	4,797	-
Information Technology	4,604,445	4,461,732	117,486	25,227
Materials	888,052	697,920	190,132	-
Telecommunication Services	114,930	114,930	-	-
Utilities	24,570	16,726	7,844	-
Corporate Bonds	1,609	-	1,609	-
Notes	3,210	-	-	3,210
Money Market Funds	1,355,162	1,355,162	-	-
Total Investments in Securities:	$ 15,932,263	$ 15,201,121	$ 612,600	$ 118,542
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 39,538
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	11,215
Cost of Purchases	57,950
Proceeds of Sales	(1,177)
Amortization/Accretion	-
Transfers in to Level 3	17,797
Transfers out of Level 3	(6,781)
Ending Balance	$ 118,542
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ 11,215

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period and includes the value of securities received. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $13,408,853,000. Net unrealized appreciation aggregated $2,523,410,000, of which $3,434,736,000 related to appreciated investment securities and $911,326,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For restricted debt and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Contrafund® -
Contrafund
Class K

September 30, 2011

1.807733.107

CON-QTLY-1111

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 21.0%
Auto Components - 0.1%
Autoliv, Inc.	382,200	$ 18,537
Gentex Corp.	2,774,408	66,725
		85,262
Automobiles - 0.4%
Hyundai Motor Co.	911,415	158,920
Tesla Motors, Inc. (a)(d)	3,583,141	87,393
		246,313
Diversified Consumer Services - 0.3%
Anhanguera Educacional Participacoes SA	2,044,209	26,300
Kroton Educacional SA unit (a)	1,632,900	15,582
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	4,372,982	100,447
Weight Watchers International, Inc.	939,780	54,742
		197,071
Hotels, Restaurants & Leisure - 6.8%
Ajisen (China) Holdings Ltd.	14,218,000	16,261
Arcos Dorados Holdings, Inc.	3,336,852	77,382
Buffalo Wild Wings, Inc. (a)	898,267	53,716
Chipotle Mexican Grill, Inc. (a)(e)	2,928,280	887,122
Ctrip.com International Ltd. sponsored ADR (a)	1,397,353	44,939
Dunkin' Brands Group, Inc. (a)(d)	2,257,400	62,530
Galaxy Entertainment Group Ltd. (a)	35,584,000	51,698
Hyatt Hotels Corp. Class A (a)	215,000	6,745
InterContinental Hotel Group PLC	412,281	6,687
Las Vegas Sands Corp. (a)	3,845,900	147,452
Little Sheep Group Ltd.	19,780,000	14,198
McDonald's Corp.	22,826,663	2,004,638
Paradise Co. Ltd.	1,416,032	9,865
Red Robin Gourmet Burgers, Inc. (a)	426,000	10,262
Shangri-La Asia Ltd.	3,000,000	5,736
Starbucks Corp.	12,813,254	477,806
Tim Hortons, Inc.	147,400	6,822
Tim Hortons, Inc. (Canada)	12,168,732	565,429
Wyndham Worldwide Corp.	479,900	13,682
Wynn Resorts Ltd.	1,054,600	121,363
		4,584,333
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.2%
SodaStream International Ltd.	569,889	$ 18,835
Tempur-Pedic International, Inc. (a)	2,545,752	133,932
		152,767
Internet & Catalog Retail - 3.1%
Amazon.com, Inc. (a)	6,553,308	1,417,022
ASOS PLC (a)	1,688,738	40,116
HomeAway, Inc. (d)	195,926	6,587
Netflix, Inc. (a)(d)	114,400	12,946
Ocado Group PLC (a)	19,785,281	29,163
Priceline.com, Inc. (a)	1,208,100	542,993
Start Today Co. Ltd.	662,700	14,360
		2,063,187
Leisure Equipment & Products - 0.0%
Mattel, Inc.	848,200	21,960
Polaris Industries, Inc.	139,800	6,986
		28,946
Media - 3.3%
DIRECTV (a)	5,318,033	224,687
Discovery Communications, Inc. (a)(e)	15,571,234	585,790
Legend Pictures LLC (a)(g)(h)	27,800	20,850
Liberty Media Corp.:
Capital Series A (a)	640,538	42,352
Interactive Series A (a)	1,335,200	19,721
Naspers Ltd. Class N	75,751	3,291
Scripps Networks Interactive, Inc. Class A	4,088,052	151,953
The Walt Disney Co.	38,596,819	1,164,080
Weinstein Co. Holdings LLC Class A-1 (a)(g)(h)	41,234	15,463
		2,228,187
Multiline Retail - 1.3%
Dollar General Corp. (a)	594,700	22,456
Dollar Tree, Inc. (a)(e)	9,509,400	714,251
Dollarama, Inc.	1,471,150	50,942
Dollarama, Inc. (a)(f)	1,194,200	41,352
Macy's, Inc.	1,047,730	27,576
Maoye International Holdings Ltd.	15,198,000	3,143
Marisa Lojas SA	985,800	11,367
Springland International Holdings Ltd.	372,000	244
		871,331
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.4%
AutoZone, Inc. (a)	363,710	$ 116,093
Bed Bath & Beyond, Inc. (a)	6,485,400	371,678
Belle International Holdings Ltd.	6,930,000	11,947
Cia.Hering SA	335,000	5,594
Dick's Sporting Goods, Inc. (a)	787,900	26,363
DSW, Inc. Class A	360,633	16,654
Foschini Ltd.	1,210,000	12,719
GNC Holdings, Inc.	1,314,300	26,444
L'Occitane Ltd. (a)	5,788,000	11,658
Limited Brands, Inc.	2,014,100	77,563
O'Reilly Automotive, Inc. (a)	1,123,300	74,845
Penske Automotive Group, Inc.	630,300	10,085
Ross Stores, Inc.	4,473,094	351,988
Sa Sa International Holdings Ltd.	9,110,000	5,402
Sally Beauty Holdings, Inc. (a)	972,709	16,147
TJX Companies, Inc. (e)	19,067,462	1,057,672
Tractor Supply Co.	175,200	10,959
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	1,157,560	72,035
Vitamin Shoppe, Inc. (a)	1,303,641	48,808
		2,324,654
Textiles, Apparel & Luxury Goods - 2.1%
Burberry Group PLC	6,972,678	127,680
Deckers Outdoor Corp. (a)	50,023	4,665
Hanesbrands, Inc. (a)	515,200	12,885
lululemon athletica, Inc. (a)	244,400	11,890
NIKE, Inc. Class B	11,204,500	958,097
PVH Corp.	105,400	6,138
Ralph Lauren Corp.	782,190	101,450
Under Armour, Inc. Class A (sub. vtg.) (a)	1,337,551	88,827
VF Corp.	1,064,571	129,367
		1,440,999
TOTAL CONSUMER DISCRETIONARY		14,223,050
CONSUMER STAPLES - 7.6%
Beverages - 3.1%
Anheuser-Busch InBev SA NV ADR	1,536,500	81,404
Coca-Cola Icecek AS	1,163,500	15,838
Dr Pepper Snapple Group, Inc.	1,904,700	73,864
Hansen Natural Corp. (a)	252,900	22,076
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
The Coca-Cola Co.	27,410,591	$ 1,851,860
Tsingtao Brewery Co. Ltd. (H Shares)	2,400,000	13,170
		2,058,212
Food & Staples Retailing - 0.7%
Bim Birlesik Magazalar A/S JSC	916,000	25,382
C.P. Seven Eleven PCL (For. Reg.)	5,000,000	7,617
Costco Wholesale Corp.	3,754,323	308,305
Droga Raia SA	1,198,400	16,374
Eurocash SA	78,250	560
Shoprite Holdings Ltd.	1,040,200	14,614
Wal-Mart Stores, Inc.	128,400	6,664
Whole Foods Market, Inc.	1,398,550	91,339
		470,855
Food Products - 1.5%
Diamond Foods, Inc. (d)(e)	1,680,091	134,054
General Mills, Inc.	1,762,100	67,788
Green Mountain Coffee Roasters, Inc. (a)	2,490,900	231,504
Kraft Foods, Inc. Class A	1,128,700	37,902
Mead Johnson Nutrition Co. Class A	1,223,400	84,207
Nestle SA	710,168	39,254
Orion Corp.	18,103	7,897
Shenguan Holdings Group Ltd.	11,420,000	5,798
Tingyi (Cayman Islands) Holding Corp.	24,956,000	61,173
TreeHouse Foods, Inc. (a)(e)	3,408,796	210,800
Unilever PLC sponsored ADR (d)	525,300	16,384
Want Want China Holdings Ltd.	131,571,000	119,157
		1,015,918
Household Products - 1.5%
Colgate-Palmolive Co.	10,246,611	908,669
Kimberly-Clark Corp.	729,300	51,788
Procter & Gamble Co.	1,118,919	70,693
		1,031,150
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	5,634,200	494,908
Hengan International Group Co. Ltd.	804,500	6,425
Nu Skin Enterprises, Inc. Class A	226,125	9,163
		510,496
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.0%
Philip Morris International, Inc.	418,000	$ 26,075
TOTAL CONSUMER STAPLES		5,112,706
ENERGY - 6.7%
Energy Equipment & Services - 0.8%
Schlumberger Ltd.	8,959,100	535,127
Oil, Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corp.	9,326,670	588,047
Apache Corp.	1,467,969	117,790
Baytex Energy Corp. (d)	132,800	5,550
BG Group PLC	3,440,867	66,630
Birchcliff Energy Ltd. (a)(e)	8,465,100	82,204
Cabot Oil & Gas Corp.	4,000	248
Canadian Natural Resources Ltd.	3,537,812	103,843
Celtic Exploration Ltd. (a)	695,000	14,963
CNOOC Ltd. sponsored ADR	193,666	31,045
Concho Resources, Inc. (a)	5,131,459	365,052
Continental Resources, Inc. (a)	3,181,300	153,879
El Paso Corp.	378,200	6,611
Encana Corp.	332,348	6,395
EOG Resources, Inc.	2,021,857	143,572
Gran Tierra Energy, Inc. (Canada) (a)	2,100,400	9,958
Ivanhoe Energy, Inc. (f)	4,102,500	4,422
Kodiak Oil & Gas Corp. (a)(d)	3,198,600	16,665
Kosmos Energy Ltd.	3,459,555	40,511
Noble Energy, Inc. (e)	16,525,736	1,170,022
Oasis Petroleum, Inc. (a)	936,626	20,915
Occidental Petroleum Corp.	8,998,641	643,403
OGX Petroleo e Gas Participacoes SA (a)	1,972,300	12,058
QEP Resources, Inc.	2,149,000	58,173
Southwestern Energy Co. (a)	251,259	8,374
Tourmaline Oil Corp. (a)	5,253,800	154,462
Tourmaline Oil Corp. (a)(f)	1,363,300	40,081
TransAtlantic Petroleum Ltd. (a)(f)	4,894,651	4,015
Tullow Oil PLC	3,256,300	66,484
Ultrapar Participacoes SA	2,500,000	39,208
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Williams Companies, Inc.	1,051,700	$ 25,598
World Fuel Services Corp.	440,500	14,382
		4,014,560
TOTAL ENERGY		4,549,687
FINANCIALS - 8.0%
Capital Markets - 0.2%
BlackRock, Inc. Class A	736,794	109,053
Morgan Stanley	3,861,100	52,125
T. Rowe Price Group, Inc.	89,796	4,290
		165,468
Commercial Banks - 2.3%
Banco do Brasil SA	473,000	6,246
Bank of China Ltd. (H Shares)	22,933,000	7,091
Bank of Ireland (h)	330,348,980	34,080
Commonwealth Bank of Australia	155,921	6,784
First Republic Bank	690,000	15,980
HDFC Bank Ltd. sponsored ADR	996,000	29,033
Itau Unibanco Banco Multiplo SA sponsored ADR	7,580,800	117,654
M&T Bank Corp.	623,300	43,569
Metro Bank PLC Class A (e)(h)	1,658,250	12,725
PT Bank Central Asia Tbk	37,962,000	32,903
Standard Chartered PLC (United Kingdom)	3,742,451	75,126
SVB Financial Group (a)	140,000	5,180
The Toronto-Dominion Bank	465,800	33,143
Wells Fargo & Co.	46,011,297	1,109,792
		1,529,306
Consumer Finance - 0.0%
American Express Co.	135,000	6,062
Credit Acceptance Corp. (a)	246,122	15,840
Discover Financial Services	443,369	10,171
		32,073
Diversified Financial Services - 0.8%
Citigroup, Inc.	13,322,620	341,326
JPMorgan Chase & Co.	7,046,232	212,233
MSCI, Inc. Class A (a)	304,836	9,246
		562,805
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 4.3%
ACE Ltd.	1,479,600	$ 89,664
Admiral Group	7,495,359	147,656
AIA Group Ltd.	29,711,800	84,141
Berkshire Hathaway, Inc. Class A (a)	20,420	2,180,856
Fairfax Financial Holdings Ltd. (sub. vtg.)	195,422	74,901
MetLife, Inc.	1,838,800	51,505
The Chubb Corp.	4,522,300	271,293
The Travelers Companies, Inc.	724,928	35,326
		2,935,342
Real Estate Management & Development - 0.3%
BR Malls Participacoes SA	17,871,300	182,513
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	2,048,900	42,535
TOTAL FINANCIALS		5,450,042
HEALTH CARE - 9.7%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	4,172,860	267,313
Amarin Corp. PLC ADR (a)	24,985	230
Amgen, Inc.	842,840	46,314
Anthera Pharmaceuticals, Inc. (a)	268,642	1,281
ARIAD Pharmaceuticals, Inc. (a)	2,824,023	24,823
AVEO Pharmaceuticals, Inc. (a)	1,197,970	18,437
Biogen Idec, Inc. (a)	6,286,600	585,597
BioMarin Pharmaceutical, Inc. (a)	671,560	21,403
Celgene Corp. (a)	692,300	42,867
Cepheid, Inc. (a)	436,458	16,948
Cubist Pharmaceuticals, Inc. (a)	393,000	13,881
Gilead Sciences, Inc. (a)	17,825,997	691,649
Incyte Corp. (a)(d)	2,159,900	30,174
Inhibitex, Inc. (a)	952,574	2,343
ONYX Pharmaceuticals, Inc. (a)	181,793	5,456
Targacept, Inc. (a)(e)	2,012,929	30,194
Theravance, Inc. (a)	502,362	10,118
Vertex Pharmaceuticals, Inc. (a)	1,300,100	57,906
		1,866,934
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	682,300	38,304
C. R. Bard, Inc.	265,140	23,210
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	1,031,900	$ 45,507
Edwards Lifesciences Corp. (a)	1,286,558	91,706
Hill-Rom Holdings, Inc. (e)	3,349,113	100,540
ICU Medical, Inc. (a)	381,600	14,043
Intuitive Surgical, Inc. (a)	330,400	120,358
Mako Surgical Corp. (a)	1,067,490	36,530
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	41,040,000	45,619
Sirona Dental Systems, Inc. (a)	714,500	30,302
superDimension Ltd. warrants 6/16/20 (a)(h)	12,142	0
The Cooper Companies, Inc.	105,000	8,311
Varian Medical Systems, Inc. (a)	635,400	33,142
Volcano Corp. (a)	779,815	23,106
		610,678
Health Care Providers & Services - 1.1%
Accretive Health, Inc. (a)	263,400	5,592
Aetna, Inc.	273,400	9,938
AmerisourceBergen Corp.	1,146,600	42,734
Cardinal Health, Inc.	1,946,000	81,498
HMS Holdings Corp. (a)	2,231,100	54,417
Humana, Inc.	685,700	49,871
McKesson Corp.	874,100	63,547
Medco Health Solutions, Inc. (a)	308,302	14,456
UnitedHealth Group, Inc.	7,694,600	354,875
Universal Health Services, Inc. Class B	1,287,940	43,790
Wellcare Health Plans, Inc. (a)	238,200	9,047
WellPoint, Inc.	217,610	14,206
		743,971
Health Care Technology - 0.9%
athenahealth, Inc. (a)	931,369	55,463
Cerner Corp. (a)	5,396,474	369,766
Quality Systems, Inc. (d)(e)	2,113,942	205,052
SXC Health Solutions Corp. (a)	238,810	13,318
		643,599
Life Sciences Tools & Services - 1.3%
Agilent Technologies, Inc. (a)	3,135,405	97,981
Fluidigm Corp. (h)	1,027,387	14,312
Illumina, Inc. (a)	619,042	25,331
Luminex Corp. (a)	227,646	5,047
Mettler-Toledo International, Inc. (a)(e)	3,234,000	452,631
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - continued
Thermo Fisher Scientific, Inc. (a)	241,900	$ 12,250
Waters Corp. (a)	3,790,157	286,119
		893,671
Pharmaceuticals - 2.7%
Abbott Laboratories	5,058,255	258,679
Allergan, Inc.	1,009,200	83,138
AstraZeneca PLC (United Kingdom)	295,463	13,115
Bayer AG	1,887,555	104,825
Bristol-Myers Squibb Co.	3,144,700	98,681
Endocyte, Inc.	333,900	3,539
Forest Laboratories, Inc. (a)	507,300	15,620
Jazz Pharmaceuticals, Inc. (a)	726,400	30,160
MAP Pharmaceuticals, Inc. (a)	775,598	11,339
Merck & Co., Inc.	1,393,300	45,575
Mylan, Inc. (a)	703,300	11,956
Novartis AG sponsored ADR	777,500	43,361
Novo Nordisk A/S Series B	3,560,381	355,079
Perrigo Co.	3,153,200	306,207
Piramal Healthcare Ltd.	35,231	255
Shire PLC	6,891,100	214,944
Valeant Pharmaceuticals International, Inc. (Canada)	3,629,777	135,247
ViroPharma, Inc. (a)	430,000	7,770
Watson Pharmaceuticals, Inc. (a)	1,223,600	83,511
		1,823,001
TOTAL HEALTH CARE		6,581,854
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	448,003	12,611
Precision Castparts Corp.	306,800	47,695
TransDigm Group, Inc. (a)	427,000	34,873
United Technologies Corp.	33,700	2,371
		97,550
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	5,541,625	379,435
Expeditors International of Washington, Inc.	615,200	24,946
		404,381
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 0.6%
Aggreko PLC	922,869	$ 23,449
Edenred	1,664,281	40,003
KAR Auction Services, Inc. (a)	554,976	6,721
Stericycle, Inc. (a)	3,074,108	248,142
Swisher Hygiene, Inc.	6,357,060	25,746
Waste Connections, Inc.	1,835,096	62,063
		406,124
Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc. (a)	428,279	13,829
Electrical Equipment - 0.5%
Cooper Industries PLC Class A	855,541	39,458
Polypore International, Inc. (a)	2,037,521	115,161
Rockwell Automation, Inc.	135,400	7,582
Roper Industries, Inc.	1,794,100	123,631
Sensata Technologies Holding BV (a)	1,048,765	27,750
		313,582
Industrial Conglomerates - 0.8%
Danaher Corp.	13,310,127	558,227
Machinery - 0.3%
China Automation Group Ltd.	9,687,000	2,445
Cummins, Inc.	236,153	19,284
Deere & Co.	57,100	3,687
Dover Corp.	1,008,400	46,991
Graco, Inc.	638,400	21,795
Nordson Corp.	2,867,314	113,947
PACCAR, Inc.	223,441	7,557
Pall Corp.	10,153	430
Rotork PLC	272,800	6,608
Westport Innovations, Inc. (a)	347,458	10,052
		232,796
Professional Services - 0.3%
Experian PLC	4,585,002	51,848
IHS, Inc. Class A (a)	1,245,399	93,168
Nielsen Holdings B.V. (a)	1,415,270	36,910
Qualicorp SA	3,243,100	24,138
		206,064
Road & Rail - 1.4%
Canadian National Railway Co.	4,948,200	330,557
CSX Corp.	11,380,800	212,480
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Localiza Rent A Car SA	2,909,200	$ 38,511
Norfolk Southern Corp.	228,000	13,913
Union Pacific Corp.	3,976,854	324,790
		920,251
Trading Companies & Distributors - 0.4%
Air Lease Corp.:
Class A (a)(f)	1,624,500	31,190
Class A	1,878,677	36,071
Mills Estruturas e Servicos de Engenharia SA	1,678,700	17,224
Noble Group Ltd.	21,812,000	21,771
W.W. Grainger, Inc.	1,115,600	166,827
		273,083
TOTAL INDUSTRIALS		3,425,887
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 1.5%
Acme Packet, Inc. (a)	3,197,834	136,196
Aruba Networks, Inc. (a)	4,268,386	89,252
Calix Networks, Inc. (a)	1,411,282	11,008
Cisco Systems, Inc.	1,242,500	19,246
HTC Corp.	1,067,882	23,455
Motorola Solutions, Inc.	836,000	35,028
Polycom, Inc. (a)	5,043,700	92,653
QUALCOMM, Inc.	11,474,743	558,017
Riverbed Technology, Inc. (a)	3,888,766	77,620
		1,042,475
Computers & Peripherals - 9.8%
Apple, Inc. (a)	15,905,947	6,063,023
Dell, Inc. (a)	12,244,800	173,264
EMC Corp. (a)	14,624,400	306,966
NetApp, Inc. (a)	1,922,185	65,239
		6,608,492
Electronic Equipment & Components - 0.9%
Amphenol Corp. Class A (e)	11,321,472	461,576
Arrow Electronics, Inc. (a)	1,045,817	29,053
IPG Photonics Corp. (a)	1,826,924	79,362
National Instruments Corp.	1,059,045	24,210
		594,201
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.5%
Active Network, Inc.	961,781	$ 14,186
Baidu.com, Inc. sponsored ADR (a)	2,396,802	256,242
Blinkx PLC (a)	4,000,000	9,234
Constant Contact, Inc. (a)(d)(e)	1,854,870	32,071
eBay, Inc. (a)	14,875,109	438,667
Equinix, Inc. (a)	64,600	5,738
Facebook, Inc. Class B (a)(h)	3,464,225	86,606
Google, Inc. Class A (a)	6,257,521	3,218,744
LinkedIn Corp. (a)(d)	259,100	20,231
LogMeIn, Inc. (a)(e)	1,388,154	46,101
Marchex, Inc. Class B	679,096	5,772
Mercadolibre, Inc.	1,525,624	82,002
RightNow Technologies, Inc. (a)	260,776	8,619
Stamps.com, Inc.	226,300	4,626
Tencent Holdings Ltd.	7,211,700	149,584
WebMD Health Corp. (a)	504,904	15,223
Yahoo!, Inc. (a)	1,934,800	25,462
Zillow, Inc. (a)(d)	94,750	2,591
		4,421,699
IT Services - 3.6%
Accenture PLC Class A	11,508,100	606,247
Alliance Data Systems Corp. (a)(d)	1,186,786	110,015
Atos Origin SA	135,000	5,894
Broadridge Financial Solutions, Inc.	350,000	7,049
Cognizant Technology Solutions Corp. Class A (a)	4,426,922	277,568
Fidelity National Information Services, Inc.	3,070,958	74,686
Fiserv, Inc. (a)	1,094,800	55,583
International Business Machines Corp.	1,335,836	233,811
MasterCard, Inc. Class A	1,133,046	359,357
ServiceSource International, Inc. (d)	1,858,039	24,545
Visa, Inc. Class A	7,703,593	660,352
		2,415,107
Semiconductors & Semiconductor Equipment - 3.0%
Altera Corp.	12,281,249	387,228
Analog Devices, Inc.	3,532,554	110,392
ARM Holdings PLC sponsored ADR	14,027,000	357,689
ASML Holding NV	2,014,400	69,577
Atmel Corp. (a)	7,062,500	56,994
Avago Technologies Ltd.	9,064,490	297,043
Broadcom Corp. Class A	2,512,100	83,628
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cavium, Inc. (a)	187,632	$ 5,068
Cypress Semiconductor Corp.	1,273,900	19,070
GT Advanced Technologies, Inc. (a)(d)	2,079,919	14,601
KLA-Tencor Corp.	400,000	15,312
Lam Research Corp. (a)	371,600	14,113
Linear Technology Corp.	62,781	1,736
Maxim Integrated Products, Inc.	448,191	10,456
NVIDIA Corp. (a)	1,715,956	21,449
NXP Semiconductors NV (a)	811,600	11,460
RF Micro Devices, Inc. (a)	4,356,370	27,619
Samsung Electronics Co. Ltd.	496,120	345,524
Skyworks Solutions, Inc. (a)(e)	10,477,467	187,966
		2,036,925
Software - 4.8%
Activision Blizzard, Inc.	675,000	8,033
ANSYS, Inc. (a)	1,224,783	60,063
BMC Software, Inc. (a)	3,960,747	152,726
Check Point Software Technologies Ltd. (a)	8,080,500	426,327
Citrix Systems, Inc. (a)	5,109,700	278,632
CommVault Systems, Inc. (a)	774,917	28,718
Fortinet, Inc. (a)	4,601,721	77,309
Informatica Corp. (a)(e)	6,236,131	255,370
Intuit, Inc.	4,625,200	219,419
NetSuite, Inc. (a)(d)	411,038	11,102
Oracle Corp.	24,499,092	704,104
Pegasystems, Inc.	469,943	14,385
QLIK Technologies, Inc. (a)	1,182,500	25,613
Red Hat, Inc. (a)	1,695,625	71,657
Rovi Corp. (a)	2,944,440	126,552
salesforce.com, Inc. (a)	4,274,135	488,448
SolarWinds, Inc. (a)	675,000	14,864
Solera Holdings, Inc.	1,932,888	97,611
TIBCO Software, Inc. (a)	2,807,488	62,860
Trion World Network, Inc. warrants 8/10/17 (a)(h)	124,282	0*
VMware, Inc. Class A (a)	1,304,000	104,816
		3,228,609
TOTAL INFORMATION TECHNOLOGY		20,347,508
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 5.7%
Chemicals - 0.4%
CF Industries Holdings, Inc.	298,600	$ 36,844
CVR Partners LP	571,800	13,454
Ecolab, Inc. (d)	1,281,263	62,641
Monsanto Co.	106,300	6,382
Potash Corp. of Saskatchewan, Inc.	918,000	39,845
PPG Industries, Inc.	805,100	56,888
Praxair, Inc.	347,600	32,494
W.R. Grace & Co. (a)	115,895	3,859
		252,407
Containers & Packaging - 0.1%
Ball Corp.	879,344	27,277
Crown Holdings, Inc. (a)	433,600	13,272
Lock & Lock Co. Ltd. rights 10/26/11 (a)	10,202	29
Rock-Tenn Co. Class A	175,100	8,524
Silgan Holdings, Inc.	677,700	24,899
		74,001
Metals & Mining - 5.2%
Alacer Gold Corp. (a)	1,623,400	15,842
Alamos Gold, Inc.	495,200	7,440
Allied Nevada Gold Corp. (Canada) (a)	1,870,200	67,419
Altius Minerals Corp. (a)	6,400	66
AngloGold Ashanti Ltd. sponsored ADR	3,798,919	157,123
Aurizon Mines Ltd. (a)	2,392,334	12,209
Avion Gold Corp. (a)(e)	35,721,315	68,492
B2Gold Corp. (a)(e)	27,049,049	100,631
B2Gold Corp. (a)(e)(f)	5,850,000	21,764
Dalradian Resources, Inc. (a)(e)	3,991,600	6,816
Eldorado Gold Corp.	21,954,288	378,017
Extorre Gold Mines Ltd. (a)(e)	6,833,959	39,962
Extorre Gold Mines Ltd. (a)(e)(f)	569,000	3,327
Exxaro Resources Ltd.	211,584	4,465
Franco-Nevada Corp. (e)	10,695,700	386,792
Franco-Nevada Corp. warrants 6/16/17 (a)(e)(f)	342,250	2,138
Freeport-McMoRan Copper & Gold, Inc.	3,274,600	99,712
Gabriel Resources Ltd. (a)	2,043,300	11,325
Goldcorp, Inc.	13,155,283	603,238
Ivanhoe Australia Ltd. (a)	2,708,961	2,487
Ivanhoe Mines Ltd. (a)(d)	19,070,049	262,866
Kinross Gold Corp.	955,827	14,197
Kinross Gold Corp. warrants 9/17/14 (a)	1,076,758	2,506
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Kirkland Lake Gold, Inc. (a)	671,900	$ 10,890
Medusa Mining Ltd. (e)	13,814,079	90,459
New Gold, Inc. (a)	13,103,111	135,243
Newcrest Mining Ltd.	22,244,740	733,553
Osisko Mining Corp. (a)	3,410,100	43,167
Pilot Gold, Inc. (a)	22,725	26
Premier Gold Mines Ltd. (a)	614,400	3,235
Rainy River Resources Ltd. (a)	385,900	2,393
Randgold Resources Ltd. sponsored ADR	848,246	82,042
Royal Gold, Inc.	697,344	44,672
SEMAFO, Inc. (a)	2,463,900	20,331
Tahoe Resources, Inc. (a)(f)	5,376,500	77,445
Tigray Resources, Inc.	969,860	1,073
		3,513,363
TOTAL MATERIALS		3,839,771
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.1%
Telecomunicacoes de Sao Paulo SA sponsored ADR	4,082,730	107,988
Wireless Telecommunication Services - 0.6%
American Tower Corp. Class A (a)	5,234,900	281,638
Millicom International Cellular SA (depositary receipt)	282,100	28,377
TIM Participacoes SA sponsored ADR	3,286,263	77,424
		387,439
TOTAL TELECOMMUNICATION SERVICES		495,427
UTILITIES - 0.2%
Electric Utilities - 0.0%
Southern Co.	355,200	15,050
Gas Utilities - 0.1%
ONEOK, Inc.	570,800	37,696
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.1%
Consolidated Edison, Inc.	389,100	$ 22,186
YTL Corp. Bhd	124,728,150	51,561
		73,747
TOTAL UTILITIES		126,493
TOTAL COMMON STOCKS (Cost $46,208,588)		64,152,425
Convertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.1%
Groupon, Inc. Series G (a)(h)	2,625,879	82,952
Media - 0.1%
Zynga Game Network, Inc. (a)(h)	5,862,380	82,244
TOTAL CONSUMER DISCRETIONARY		165,196
HEALTH CARE - 0.0%
Health Care Equipment & Supplies - 0.0%
superDimension Ltd.:
Series D, 6.00% (a)(h)	698,064	14,960
Series E, 6.00% (h)	48,567	1,041
		16,001
INFORMATION TECHNOLOGY - 0.1%
Internet Software & Services - 0.1%
Digg, Inc. Series C, 8.00% (a)(h)	410,013	1,005
Ning, Inc. Series D 8.00% (a)(h)	4,021,166	23,705
		24,710
Convertible Preferred Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(h)	3,950,196	$ 16,907
Series C-1, 8.00% (a)(h)	310,705	1,330
		18,237
TOTAL INFORMATION TECHNOLOGY		42,947
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $237,662)		224,144
Nonconvertible Bonds - 0.0%
Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
J. Crew Group, Inc. 8.125% 3/1/19 (Cost $7,470)	$ 8,171	7,109
Money Market Funds - 5.7%
	Shares
Fidelity Cash Central Fund, 0.12% (b)	3,595,618,362	3,595,618
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	231,896,944	231,897
TOTAL MONEY MARKET FUNDS (Cost $3,827,515)		3,827,515
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $50,281,235)		68,211,193
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(525,506)
NET ASSETS - 100%		$ 67,685,687
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $225,734,000 or 0.3% of net assets.

(g) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes which is owned by the Fund.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $408,180,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Bank of Ireland	7/29/11	$ 47,466
Security	Acquisition Date	Acquisition Cost (000s)
Digg, Inc. Series C, 8.00%	9/23/08	$ 4,317
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 86,629
Fluidigm Corp.	10/9/07 - 1/6/11	$ 18,170
Groupon, Inc. Series G	12/17/10	$ 82,952
Legend Pictures LLC	9/23/10	$ 20,850
Metro Bank PLC Class A	12/8/09 - 12/1/10	$ 21,310
Ning, Inc. Series D 8.00%	3/19/08	$ 28,751
superDimension Ltd. warrants 6/16/20	6/15/10	$ 0
superDimension Ltd. Series D, 6.00%	2/27/08 - 5/22/08	$ 14,960
superDimension Ltd. Series E, 6.00%	6/15/10	$ 1,041
Trion World Network, Inc. warrants 8/10/17	8/10/10	$ 0*
Trion World Network, Inc. Series C, 8.00%	8/22/08	$ 21,691
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$ 1,706
Weinstein Co. Holdings LLC Class A-1	10/19/05	$ 41,234
Zynga Game Network, Inc.	2/18/11	$ 82,244
* Amount represents less than $1,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,313
Fidelity Securities Lending Cash Central Fund	3,030
Total	$ 6,343
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Altera Corp.	$ 634,370	$ 69,099	$ 270,330	$ 3,526	$ -
Amphenol Corp. Class A	550,918	54,590	8,041	499	461,576
Avion Gold Corp.	-	66,645	-	-	68,492
B2Gold Corp.	74,594	13,703	-	-	122,395
Birchcliff Energy Ltd.	80,976	-	-	-	82,204
Cavium, Inc.	100,452	47,862	121,957	-	-
Chipotle Mexican Grill, Inc.	631,915	13,860	28,239	-	887,122
Cirrus Logic, Inc.	66,844	16,478	79,969	-	-
Constant Contact, Inc.	57,482	-	-	-	32,071
Dalradian Resources, Inc.	-	8,089	-	-	6,816
Diamond Foods, Inc.	74,649	29,181	8,710	193	134,054
Discovery Communications, Inc.	559,889	88,576	-	-	585,790
Dollar Tree, Inc.	508,287	75,547	40,470	-	714,251
Extorre Gold Mines Ltd.	-	91,995	9,971	-	43,289
Franco-Nevada Corp.	331,629	59,495	30,177	2,403	388,930
Hill-Rom Holdings, Inc.	127,108	106,420	76,273	1,415	100,540
Informatica Corp.	207,780	97,193	23,423	-	255,370
J. Crew Group, Inc.	275,365	-	277,661	-	-
LogMeIn, Inc.	49,453	8,927	-	-	46,101
Medusa Mining Ltd.	48,539	48,888	-	1,034	90,459
Metro Bank PLC Class A	23,284	-	-	-	12,725
Mettler-Toledo International, Inc.	489,149	7,138	7,903	-	452,631
Micrel, Inc.	81,148	-	73,073	351	-
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Noble Energy, Inc.	$ 1,143,438	$ 287,519	$ -	$ 8,660	$ 1,170,022
Polypore International, Inc.	95,480	5,263	22,564	-	-
Quality Systems, Inc.	133,299	41,227	20,171	2,017	205,052
Skyworks Solutions, Inc.	358,487	46,787	96,958	-	187,966
Targacept, Inc.	41,953	8,811	-	-	30,194
Tim Hortons, Inc.	480,467	6,902	-	-	-
TJX Companies, Inc.	909,199	45,178	114,525	10,518	1,057,672
TreeHouse Foods, Inc.	174,155	-	-	-	210,800
Total	$ 8,310,309	$ 1,345,373	$ 1,310,415	$ 30,616	$ 7,346,522
Other Information

The following is a summary of the inputs used, as of September 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 14,388,246	$ 13,876,618	$ 310,119	$ 201,509
Consumer Staples	5,112,706	4,891,469	221,237	-
Energy	4,549,687	4,549,687	-	-
Financials	5,450,042	5,306,398	130,919	12,725
Health Care	6,597,855	5,952,842	629,012	16,001
Industrials	3,425,887	3,401,671	24,216	-
Information Technology	20,390,455	19,742,339	518,563	129,553
Materials	3,839,771	3,013,243	826,528	-
Telecommunication Services	495,427	495,427	-	-
Utilities	126,493	74,932	51,561	-
Corporate Bonds	7,109	-	7,109	-
Money Market Funds	3,827,515	3,827,515	-	-
Total Investments in Securities:	$ 68,211,193	$ 65,132,141	$ 2,719,264	$ 359,788
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 162,291
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(11,579)
Cost of Purchases	169,914
Proceeds of Sales	(10,488)
Amortization/Accretion	-
Transfers in to Level 3	82,952
Transfers out of Level 3	(33,302)
Ending Balance	$ 359,788
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2011	$ (11,579)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2011, the cost of investment securities for income tax purposes was $50,988,296,000. Net unrealized appreciation aggregated $17,222,897,000, of which $20,172,354,000 related to appreciated investment securities and $2,949,457,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2011